Guarantees, Commitments and Pledged Assets - Summary of Carrying Value of Pledged Assets and Details of Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 206,853	$ 204,601
Obligations related to securities sold under repurchase agreements		110,879	82,816
Total	[1]	317,732	287,417
Bank of Canada [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	164	118
Foreign governments and central banks [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	4,505	3,147
Clearing system payment systems and depositories [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[2]	1,221	1,629
Exchange traded derivative transactions [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		3,579	3,127
Over The Counter Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		13,491	7,246
Securities borrowing and lending [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		123,760	128,383
Covered bonds [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		27,154	30,725
Securitization [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		6,683	6,085
Canada mortgage housing corporation program [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		25,249	23,178
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 1,047	$ 963

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.
[2]	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.